Financial Instruments and Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value of Contingent Consideration) (Detail) (Recurring, Contingent Consideration, CNS Therapeutics, Inc., USD $)
In Millions, unless otherwise specified
	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Recurring | Contingent Consideration | CNS Therapeutics, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 6.9	$ 0
Accretion expense	0.1
Ending balance	7.0	6.9
Fair value of contingent consideration		$ 6.9